RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - FAIR VALUE OF DERIVATIVES (Details) - CAD CAD in Millions	Jun. 30, 2017	Dec. 31, 2016
Fair Value of Derivatives
Total net derivative asset/(liability)	CAD (3,132)	CAD (4,150)
Foreign exchange contracts
Fair Value of Derivatives
Total net derivative asset/(liability)	(2,162)	(2,842)
Interest rate contracts
Fair Value of Derivatives
Total net derivative asset/(liability)	(890)	(1,045)
Commodity contracts
Fair Value of Derivatives
Total net derivative asset/(liability)	(71)	(261)
Other contracts
Fair Value of Derivatives
Total net derivative asset/(liability)	(9)	(2)
Recurring basis
Fair Value of Derivatives
Current derivative assets	266	353
Long-term derivative assets	181	151
Current derivative liabilities	(1,378)	(1,941)
Long-term derivative liabilities	(2,201)	(2,713)
Total net derivative asset/(liability)	(3,132)	(4,150)
Recurring basis | Foreign exchange contracts
Fair Value of Derivatives
Current derivative assets	69	109
Long-term derivative assets	120	73
Current derivative liabilities	(784)	(995)
Long-term derivative liabilities	(1,567)	(2,029)
Total net derivative asset/(liability)	(2,162)	(2,842)
Recurring basis | Interest rate contracts
Fair Value of Derivatives
Current derivative assets	5	3
Long-term derivative assets	21	8
Current derivative liabilities	(448)	(583)
Long-term derivative liabilities	(468)	(473)
Total net derivative asset/(liability)	(890)	(1,045)
Recurring basis | Commodity contracts
Fair Value of Derivatives
Current derivative assets	192	241
Long-term derivative assets	40	68
Current derivative liabilities	(139)	(359)
Long-term derivative liabilities	(164)	(211)
Total net derivative asset/(liability)	(71)	(261)
Recurring basis | Other contracts
Fair Value of Derivatives
Long-term derivative assets		2
Current derivative liabilities	(7)	(4)
Long-term derivative liabilities	(2)
Total net derivative asset/(liability)	(9)	(2)
Level 1 | Recurring basis
Fair Value of Derivatives
Current derivative assets	7	2
Current derivative liabilities	(4)	(12)
Total net derivative asset/(liability)	3	(10)
Level 1 | Recurring basis | Commodity contracts
Fair Value of Derivatives
Current derivative assets	7	2
Current derivative liabilities	(4)	(12)
Total net derivative asset/(liability)	3	(10)
Level 2 | Recurring basis
Fair Value of Derivatives
Current derivative assets	142	198
Long-term derivative assets	146	126
Current derivative liabilities	(1,276)	(1,657)
Long-term derivative liabilities	(2,043)	(2,512)
Total net derivative asset/(liability)	(3,031)	(3,845)
Level 2 | Recurring basis | Foreign exchange contracts
Fair Value of Derivatives
Current derivative assets	69	109
Long-term derivative assets	120	73
Current derivative liabilities	(784)	(995)
Long-term derivative liabilities	(1,567)	(2,029)
Total net derivative asset/(liability)	(2,162)	(2,842)
Level 2 | Recurring basis | Interest rate contracts
Fair Value of Derivatives
Current derivative assets	5	3
Long-term derivative assets	21	8
Current derivative liabilities	(448)	(583)
Long-term derivative liabilities	(468)	(473)
Total net derivative asset/(liability)	(890)	(1,045)
Level 2 | Recurring basis | Commodity contracts
Fair Value of Derivatives
Current derivative assets	68	86
Long-term derivative assets	5	43
Current derivative liabilities	(37)	(75)
Long-term derivative liabilities	(6)	(10)
Total net derivative asset/(liability)	30	44
Level 2 | Recurring basis | Other contracts
Fair Value of Derivatives
Long-term derivative assets		2
Current derivative liabilities	(7)	(4)
Long-term derivative liabilities	(2)
Total net derivative asset/(liability)	(9)	(2)
Level 3 | Recurring basis
Fair Value of Derivatives
Current derivative assets	117	153
Long-term derivative assets	35	25
Current derivative liabilities	(98)	(272)
Long-term derivative liabilities	(158)	(201)
Total net derivative asset/(liability)	(104)	(295)
Level 3 | Recurring basis | Commodity contracts
Fair Value of Derivatives
Current derivative assets	117	153
Long-term derivative assets	35	25
Current derivative liabilities	(98)	(272)
Long-term derivative liabilities	(158)	(201)
Total net derivative asset/(liability)	CAD (104)	CAD (295)